SHARE CAPITAL (Details Narrative) - Share Capital		1 Months Ended			2 Months Ended	12 Months Ended
	Mar. 03, 2021 USD ($) $ / shares shares	Sep. 28, 2021 USD ($) $ / shares shares	Mar. 22, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Sep. 16, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Apr. 20, 2020 CAD ($) $ / shares shares
Statement [Line Items]
Aggregate gross proceeds	$ 8,000,000	$ 7,975,000	$ 107,949,000	$ 36,265,000	$ 3,914,000
Gross proceeds of common stock								$ 930,485	$ 24,962,000	$ 8,041,000
Issued of common shares under ATM | shares		3,840,000			4,230,186
Private placement of common shares | shares			78,430,000	31,593,950				1,081,959
Public offering of common shares | shares									51,347,321	28,750,000
Exploration expenditures						$ 930,485
Public offering of common shares per share | (per share)								$ 0.86	$ 0.37	$ 0.20
Common shares granted to the underwriters | shares										3,750,000
Average price per share | $ / shares		$ 2.08	$ 1.10	$ 0.91	$ 0.93
Issuance costs		$ 748,000			$ 466,000
Commissions		160,000			78,000
Costs associated with set-up		588,000			$ 384,000
Exercise of the underwriters' over-allotment option | shares			10,230,000	4,120,950
Gross proceeds from allocated to share warrant liabilities on a relative fair value basis			$ 9,735,000	$ 3,499,000
Warrant exercisable			Each full warrant is exercisable to acquire one common share of the Company at an exercise price of USD$2.25 for 24 months after issuance.	Each full warrant is exercisable to acquire one common share of the Company at an exercise price of USD$2.00 for 24 months after issuance.
Private placement flow-through common per shares | $ / shares	$ 1.35
Aggregate offering amount		$ 50,000,000					$ 250,000,000
Estimated expenditures						2,283,000
Eligible exploration expenditures to spend						$ 8,000,000
Private placement flow-through common shares | shares	5,926,000